Concentration of Credit Risk	9 Months Ended
Sep. 30, 2017
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Note 4 – Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At September 30, 2017 and 2016, the Company had no amounts on deposit in excess of the FDIC insured limit.